Income Taxes (Statutory Rate and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes at The Netherlands statutory rate amounts	$ 9,334	$ 36,288	$ 24,053
Income taxes at The Netherlands statutory rate, rate	25.00%	25.00%	25.00%
Earnings of subsidiaries taxed at different rates, amounts	(5,732)	5,180	3,204
Earnings of subsidiaries taxed at different rates, rate	(15.40%)	3.60%	3.30%
Tax impact from permanent items, amounts	6,219	4,854	5,989
Tax impact from permanent items, rate	16.70%	3.40%	6.20%
Tax impact from tax exempt income, amounts	(38,371)	(36,969)	(23,382)
Tax impact from tax exempt income, rate	(102.80%)	(25.50%)	(24.30%)
Tax contingencies, net, amounts	1,986	2,729	(1,675)
Tax contingencies, net, rate	5.30%	1.90%	(1.70%)
Taxes due to changes in tax rates, amounts	(1,640)	(1,086)	(3,521)
Taxes due to changes in tax rates, rate	(4.40%)	(0.80%)	(3.70%)
Taxes due to changes in tax laws, amounts	0	2,697	0
Taxes due to changes in tax laws, rate	0.00%	1.90%	0.00%
Research and development, amounts	(2,211)	(1,181)	(714)
Research and development, rate	(5.90%)	(0.80%)	(0.70%)
Restructuring, amounts	(872)	0	0
Restructuring, rate	(2.30%)	0.00%	0.00%
Prior year taxes, amounts	(888)	2,805	(2,632)
Prior year taxes, rate	(2.40%)	1.90%	(2.70%)
Other items, net, amounts	415	299	(59)
Other items, net, rate	1.10%	0.20%	(0.10%)
Total provision for income taxes	$ (31,760)	$ 15,616	$ 1,263
Total provision for income taxes, rate	(85.10%)	10.80%	1.30%